OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  September 30, 2007
                                                 Estimated average burden
                                                 hours per response.....19.4



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21108

                          Pioneer Fundamental Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2006 through September 30, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.



--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                   FUNDAMENTAL
                                     GROWTH
                                      FUND

                                   Semiannual
                                     Report

                                    9/30/06


                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                        2

Portfolio Management Discussion                                              4

Portfolio Summary                                                            8

Prices and Distributions                                                     9

Performance Update                                                          10

Comparing Ongoing Fund Expenses                                             13

Schedule of Investments                                                     15

Financial Statements                                                        21

Notes to Financial Statements                                               28

Trustees, Officers and Service Providers                                    35

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Mature and emerging market economies around the world showed moderate improvement after a flat second quarter. The U.S. saw some resurgence of growth, which we expect to continue through the fourth quarter of 2006 and into 2007, although this growth may be slow with housing sector measures down in recent months. While inflation pressures have risen slightly in recent months, we believe the United States may now be at the end of the Fed's monetary tightening cycle. Mature economies, led by Japan, remain firm, as do European economic prospects, with strong GDP data reflecting the broad-based strength seen in crucial indicators.

U.S. economic growth was back on track after lackluster market results prior to Labor Day. Consumer spending rose with receding gas prices, just in time for the back-to-school season, which retailers now consider the second most lucrative period after the Christmas season. U.S. economic growth is in line with our projections; we anticipate U.S. GDP finishing with a level of around 3.0% for 2006.

In our view, the pace of corporate earnings growth should slow amid pressure from high raw materials costs and moderating economic growth. However, modest U.S. dollar depreciation and improving growth overseas should offer some support to U.S. earnings.

The European economy continues to improve and appears to be at its healthiest in six years, with business confidence showing improvement across sectors and consumers becoming more optimistic. While business sentiment indicators have had a tendency to over-estimate growth in recent years, their broad-based improvement across countries since 2005 is a clear sign that European economic growth should continue through 2006.

The positive long-term drivers of emerging markets remain in place: improving domestic growth and inflation stability; structural reform; debt sustainability and favorable demographics. Together, the emerging markets' current account surplus is at record highs while external debt as a percentage of GDP is at its lowest since 1991.

In summary, we think that despite the existence of some inflation pressures seen by the Federal Reserve and its counterparts in developed economies, it seems as if interest rates will remain mostly unchanged. U.S. economic growth is expected to remain positive, as

Letter

it should among the developed nations for the remainder of 2006. Any further geopolitical issues and rising energy prices could lead to deceleration, but not a derailment from the current healthy pace of economic growth, as investment is expected to remain robust, benefiting from sustained internal and international demand worldwide.

Our cautiously optimistic outlook reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/06
--------------------------------------------------------------------------------

Investors in the domestic equity market encountered two very different environments during the six months ended September 30, 2006. For most of the spring of the year, stocks slumped amid concerns about the effects of rising interest rates and dramatically higher energy prices. That backdrop changed during the summer, however, when the market began climbing as energy prices started to recede and the Federal Reserve Board paused after two years of repeated hikes in short-term interest rates. In the following interview, Christopher M. Galizio and Stephen A. Balter, co-managers of Pioneer Fundamental Growth Fund, discuss the factors that affected Fund performance during the six months.

Q:  How did the Fund perform?

A: The Fund had modest, positive results during a period in which growth stocks, which we emphasize, trailed value stocks. Pioneer Fundamental Growth Fund's Class A shares produced a total return of 0.09% at net asset value for the six months ended September, 30, 2006, compared to the -0.12% return of the benchmark Russell 1000 Growth Index. During the same period, the average return of the 741 funds in Lipper's Large Cap Growth category was -2.59%.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:  What were the principal factors influencing performance?

A: Early in the period, we faced a particularly challenging environment as concerns about higher oil prices and rising interest rates held back the stock market, even in the face of very strong earnings results from U.S. corporations. It was not until July that the market trend began reversing as energy prices started easing and investors anticipated that the Federal Reserve Board was near the end of its cycle of interest-rate hikes. The persistent growth in corporate earnings increased confidence, especially after the

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Federal Reserve decided in August to pause and, at least temporarily, not raise short-term interest rates any further. Stocks advanced, staging a strong rally in August and September. Returns were not spread evenly throughout the market, and the large-cap growth stocks that we emphasize continued to lag the performance of large-cap value stocks.

    Throughout the six months, we were overweight information technology and health care stocks, where we saw attractive opportunities. We believed - and continue to believe - that after a five-year cycle in which cyclical stocks, including industrials, provided the performance leadership in the market, stocks in other sectors are beginning to offer better values and superior cash flow rates.

Q: What types of investments had the greatest impact on the Fund's results for the six months?

A: Our technology positions did very well, outperforming the technology sector's results within the benchmark Russell 1000 Growth Index. One top performer was Cisco Systems, where we maintained a large position. This major producer of networking equipment was a primary beneficiary of the increasing needs of corporations for more bandwidth to move increasingly complex files, including radio and television transmissions. Another noteworthy tech holding was Apple Computer, which expanded its iPod products even as it gained share in the personal computer market with its new Macintosh computers that can shift seamlessly from an Apple to a Windows environment. A third technology investment that was a major contributor to performance was Motorola, which gained market share in the global wireless handset market even as it was able to gain better profit margins from its sales.

    In health care, biotechnology corporation Gilead Sciences performed very well, benefiting from its leadership role in developing therapies for treating AIDS as well as from an increasing royalty stream from rising sales of Tamiflu, the primary vaccine being produced to fight a possible Avian flu epidemic. AstraZeneca, a major global pharmaceutical company based in the United Kingdom, also performed well as it improved operating earnings margins, helping lift its relatively inexpensive share price.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/06                            (continued)
--------------------------------------------------------------------------------

    Within the consumer discretionary sector, two retailing companies were strong performers. Abercrombie & Fitch showed an ability to introduce new store formats and retailing concepts, increasing its revenue growth potential. At the same time, TJX, parent company of T.J. Maxx and other retail chains, reinvigorated its sales and improved profitability after bringing back its former chief executive officer.

    Several other investments, however, had disappointing results during the six months. Boston Scientific, which produces devices used in cardiac treatments, suffered from slowing sales of its cardiac rhythm management system, while investors grew more concerned about possible clotting issues associated with drug-coated stents. Dell Computer's share price declined as the company encountered tougher competition, including from Hewlett-Packard and Lenovo, the Chinese company that acquired IBM's personal computer business. The difficult competitive environment forced Dell to cut prices, reducing its profit margins. Finally, Home Depot suffered as investors grew worried about the effects that the slump in the housing market might have on home improvement activity. Despite these results, we view Boston Scientific, Dell and Home Depot as good long-term investments that are particularly attractive because of their low stock prices. We retained our positions in all three companies as of the date of this shareholder report.

Q:  What is your investment outlook?

A: We continued to see attractive values in our analysis of growth stocks, especially in information technology and health care. We have also found interesting opportunities among consumer retailers, which should benefit as lower energy prices put less pressure on consumers. We expect to continue to underweight cyclical stocks, including industrials, materials and energy companies. We think their relatively high stock valuations make them more vulnerable if growth rates decelerate.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 9/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

U.S. Common Stocks                                90.1%
Depositary Receipts for International Stocks       5.6%
Temporary Cash Investment                          4.3%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)

Information Technology                            30.0%
Health Care                                       23.5%
Consumer Discretionary                            12.5%
Industrials                                       10.9%
Consumer Staples                                  10.2%
Financials                                         5.9%
Utilities                                          2.4%
Energy                                             2.0%
Materials                                          1.5%
Telecommunication Services                         1.1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)*

 1.  Microsoft Corp.                              5.41%
 2.  Cisco Systems, Inc.                          4.56
 3.  Amgen, Inc.                                  3.69
 4.  Procter & Gamble Co.                         3.64
 5.  Altria Group, Inc.                           3.58
 6.  Macrovision Corp.                            3.41
 7.  General Electric Co.                         3.37
 8.  Home Depot, Inc.                             2.89
 9.  Boston Scientific Corp.                      2.89
10.  Texas Instruments, Inc.                      2.78

* The list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

    Class           9/30/06         3/31/06
    -----           -------         -------
      A             $10.99          $10.98
      B             $10.91          $10.95
      C             $10.91          $10.95

Distributions Per Share
--------------------------------------------------------------------------------

                         4/1/06 - 9/30/06
                         ----------------
                             Short-Term        Long-Term
    Class    Dividends     Capital Gains     Capital Gains
    -----    ---------     -------------     -------------
      A       $ -              $ -               $ -
      B       $ -              $ -               $ -
      C       $ -              $ -               $ -

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/06                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fundamental Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of September 30, 2006)

                               Net Asset    Public Offering
Period                        Value (NAV)     Price (POP)
Life-of-Class
(8/22/02)                       8.53%            6.98%
1 Year                          4.53            -1.46

[DATA BELOW REPRESENTS MOUNTAIN CHART IN PRINTED DOCUMENT]

                   Pioneer Fundamental          Russell 1000
                   Growth Fund                  Growth Index
8/02                9425                        10000
9/02                8481                         8963
9/03               10602                        11286
9/04               11144                        12133
9/05               13204                        13540
9/06               13803                        14357

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/06                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fundamental Growth Fund, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of September 30, 2006)

Period                      If Held     If Redeemed
 Life-of-Class
 (12/15/05)                  1.39%        -2.61%

[DATA BELOW REPRESENTS MOUNTAIN CHART IN PRINTED DOCUMENT]

                   Pioneer Fundamental          Russell 1000
                   Growth Fund                  Growth Index
12/05              10000                        10000
 9/06               9941                        10297

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details.

   All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/06                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fundamental Growth Fund, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of September 30, 2006)

Period                        If Held     If Redeemed
 Life-of-Class
 (12/15/05)                   1.39%         0.39%

[DATA BELOW REPRESENTS MOUNTAIN CHART IN PRINTED DOCUMENT]

                   Pioneer Fundamental          Russell 1000
                   Growth Fund                  Growth Index
12/05              10000                        10000
 9/06              10231                        10297

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fundamental Growth Fund

Based on actual returns from April 1, 2006 through September 30, 2006.

Share Class                           A              B              C
--------------------------------------------------------------------------------
Beginning Account Value           $1,000.00      $1,000.00      $1,000.00
On 4/1/06*

Ending Account Value              $1,000.90      $  996.30      $  996.30
On 9/30/06

Expenses Paid During Period*      $    6.27      $   10.76      $   10.76

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period)

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Fundamental Growth Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from April 1, 2006 through September 30, 2006.

Share Class                           A              B              C
--------------------------------------------------------------------------------
Beginning Account Value           $1,000.00      $1,000.00      $1,000.00
On 4/1/06*

Ending Account Value              $1,018.80      $1,014.29      $1,014.29
On 9/30/06

Expenses Paid During Period*      $    6.33      $   10.86      $   10.86

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/06 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                                 Value
             COMMON STOCKS - 96.9%
             Energy - 1.9%
             Integrated Oil & Gas - 1.9%
     400     ConocoPhillips*                                        $   23,812
     590     Repsol SA (A.D.R.)*                                        17,600
                                                                    ----------
                                                                    $   41,412
                                                                    ----------
             Total Energy                                           $   41,412
                                                                    ----------
             Materials - 1.4%
             Diversified Chemical - 0.9%
     490     Dow Chemical Co.                                       $   19,100
                                                                    ----------
             Industrial Gases - 0.5%
     200     Praxair, Inc.*                                         $   11,832
                                                                    ----------
             Total Materials                                        $   30,932
                                                                    ----------
             Capital Goods - 10.5%
             Aerospace & Defense - 2.9%
     220     L-3 Communications Holdings, Inc.*                     $   17,233
     740     United Technologies Corp.*                                 46,879
                                                                    ----------
                                                                    $   64,112
                                                                    ----------
             Construction & Farm Machinery & Heavy Trucks - 1.1%
     150     Caterpillar, Inc.*                                     $    9,870
     160     Deere & Co.                                                13,426
                                                                    ----------
                                                                    $   23,296
                                                                    ----------
             Industrial Conglomerates - 6.5%
     490     3M Co.*                                                $   36,466
   2,000     General Electric Co.                                       70,600
   1,170     Tyco International, Ltd.                                   32,748
                                                                    ----------
                                                                    $  139,814
                                                                    ----------
             Total Capital Goods                                    $  227,222
                                                                    ----------
             Consumer Durables & Apparel - 1.8%
             Footwear - 1.8%
     450     Nike, Inc.*                                            $   39,429
                                                                    ----------
             Total Consumer Durables & Apparel                      $   39,429
                                                                    ----------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/06 (unaudited)                        (continued)
--------------------------------------------------------------------------------

  Shares                                                     Value
             Consumer Services - 1.7%
             Hotels, Resorts & Cruise Lines - 1.5%
     700     Carnival Corp.*                            $   32,921
                                                        ----------
             Restaurants - 0.2%
     108     Tim Hortons, Inc.*(b)                      $    2,840
                                                        ----------
             Total Consumer Services                    $   35,761
                                                        ----------
             Media - 1.7%
             Advertising - 0.4%
     100     Omnicom Group                              $    9,360
                                                        ----------
             Movies & Entertainment - 1.3%
     720     Viacom, Inc. (Class B)*                    $   26,770
                                                        ----------
             Total Media                                $   36,130
                                                        ----------
             Retailing - 6.9%
             Apparel Retail - 3.3%
     630     Abercrombie & Fitch Co.                    $   43,772
   1,030     TJX Companies, Inc.*                           28,871
                                                        ----------
                                                        $   72,643
                                                        ----------
             Home Improvement Retail - 3.6%
   1,670     Home Depot, Inc.*                          $   60,571
     600     Lowe's Companies, Inc.*                        16,836
                                                        ----------
                                                        $   77,407
                                                        ----------
             Total Retailing                            $  150,050
                                                        ----------
             Food & Drug Retailing - 2.0%
             Drug Retail - 2.0%
   1,320     CVS Corp.                                  $   42,398
                                                        ----------
             Total Food & Drug Retailing                $   42,398
                                                        ----------
             Food, Beverage & Tobacco - 4.4%
             Soft Drinks - 0.9%
     200     Fomento Economico Mexicano SA de C.V.*     $   19,388
                                                        ----------
             Tobacco - 3.5%
     980     Altria Group, Inc.                         $   75,019
                                                        ----------
             Total Food, Beverage & Tobacco             $   94,407
                                                        ----------

16   The accompanying notes are an integral part of these financial statements.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                       Value
              Household & Personal Products - 3.5%
              Household Products - 3.5%
    1,230     Procter & Gamble Co.                         $   76,235
                                                           ----------
              Total Household & Personal Products          $   76,235
                                                           ----------
              Health Care Equipment & Services - 7.9%
              Health Care Equipment - 4.8%
      640     Biomet, Inc.*                                $   20,602
    4,086     Boston Scientific Corp.*                         60,432
      500     Medtronic, Inc.                                  23,220
                                                           ----------
                                                           $  104,254
                                                           ----------
              Health Care Supplies - 1.1%
      420     Cooper Companies, Inc*                       $   22,470
                                                           ----------
              Health Care Technology - 1.1%
      890     IMS Health, Inc.*                            $   23,710
                                                           ----------
              Managed Health Care - 0.9%
      500     AETNA, Inc.*                                 $   19,775
                                                           ----------
              Total Health Care Equipment & Services       $  170,209
                                                           ----------
              Pharmaceuticals & Biotechnology - 14.9%
              Biotechnology - 6.8%
    1,080     Amgen, Inc.*                                 $   77,252
    1,000     Cubist Pharmaceuticals, Inc.*(b)                 21,740
      490     Gilead Sciences, Inc.*                           33,663
      440     Vertex Pharmaceuticals, Inc.*                    14,806
                                                           ----------
                                                           $  147,461
                                                           ----------
              Pharmaceuticals - 8.1%
      590     Astrazeneca Plc (A.D.R.)*                    $   36,875
      800     Eli Lilly & Co.*                                 45,600
      380     Johnson & Johnson*                               24,677
    1,066     Par Pharmaceutical Co., Inc.*                    19,444
    1,428     Teva Pharmaceutical Industries, Ltd.*(b)         48,681
                                                           ----------
                                                           $  175,277
                                                           ----------
              Total Pharmaceuticals & Biotechnology        $  322,738
                                                           ----------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/06 (unaudited)                        (continued)
--------------------------------------------------------------------------------

  Shares                                                 Value
             Banks - 0.7%
             Diversified Banks - 0.7%
     290     Wachovia Corp.*                        $   16,182
                                                    ----------
             Total Banks                            $   16,182
                                                    ----------
             Diversified Financials - 5.0%
             Asset Management & Custody Banks - 1.7%
     200     Franklin Resources, Inc.               $   21,150
     150     Legg Mason, Inc.*                          15,129
                                                    ----------
                                                    $   36,279
                                                    ----------
             Consumer Finance - 2.2%
     850     American Express Co.                   $   47,668
                                                    ----------
             Investment Banking & Brokerage - 1.1%
     300     Merrill Lynch & Co., Inc.              $   23,466
                                                    ----------
             Total Diversified Financials           $  107,413
                                                    ----------
             Software & Services - 8.5%
             Systems Software - 8.5%
   3,009     Macrovision Corp.*                     $   71,283
   4,140     Microsoft Corp.*                          113,146
                                                    ----------
                                                    $  184,429
                                                    ----------
             Total Software & Services              $  184,429
                                                    ----------
             Technology Hardware & Equipment - 16.6%
             Communications Equipment - 12.3%
   4,150     Cisco Systems, Inc.*                   $   95,450
   1,600     Corning, Inc.*                             39,056
     395     F5 Networks, Inc.*                         21,219
     700     Foundry Networks, Inc.*                     9,205
   2,910     Juniper Networks, Inc.*                    50,285
   2,000     Motorola, Inc.                             50,000
                                                    ----------
                                                    $  265,215
                                                    ----------

18   The accompanying notes are an integral part of these financial statements.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                 Value
           Computer Hardware - 4.3%
   400     Apple Computer, Inc.*                                  $   30,812
 1,850     Dell, Inc.*                                                42,254
 1,440     Palm, Inc.*(b)                                             20,966
                                                                  ----------
                                                                  $   94,032
                                                                  ----------
           Total Technology Hardware & Equipment                  $  359,247
                                                                  ----------
           Semiconductors - 3.9%
   400     Maxim Integrated Products*                             $   11,228
 1,750     Texas Instruments, Inc.                                    58,188
   700     Xilinx, Inc.                                               15,365
                                                                  ----------
                                                                  $   84,781
                                                                  ----------
           Total Semiconductors                                   $   84,781
                                                                  ----------
           Telecommunication Services - 1.2%
           Wireless Telecommunication Services - 1.2%
 1,400     Sprint Nextel Corp.                                    $   24,010
                                                                  ----------
           Total Telecommunication Services                       $   24,010
                                                                  ----------
           Utilities - 2.4%
           Independent Power Producer & Energy Traders - 2.4%
   800     TXU Corp.*                                             $   50,016
                                                                  ----------
           Total Utilities                                        $   50,016
                                                                  ----------
           TOTAL COMMON STOCKS
           (Cost $1,986,872)                                      $2,093,001
                                                                  ----------
           TEMPORARY CASH INVESTMENT - 4.4%
95,017     Security Lending Investment Fund, 5.37%                $   95,017
                                                                  ----------
           TOTAL TEMPORARY CASH INVESTMENT
           (Cost $95,017)                                         $   95,017
                                                                  ----------
           TOTAL INVESTMENTS IN SECURITIES - 101.3%
           (Cost $2,081,889) (a)                                  $2,188,018
                                                                  ----------
           OTHER ASSETS AND LIABILITIES - (1.3)%                  $  (27,365)
                                                                  ----------
           TOTAL NET ASSETS - 100.0%                              $2,160,653
                                                                  ==========

The accompanying notes are an integral part of these financial statements.   19

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/06 (unaudited)                        (continued)
--------------------------------------------------------------------------------

*     Non-Income producing security

(a) At September 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $2,099,945 was as follows:

       Aggregate gross unrealized gain for all investments
       in which there is an excess of value over tax cost         $197,675
       Aggregate gross unrealized loss for all investments
       in which there is an excess of tax cost over value         (109,602)
                                                                  --------
       Net unrealized gain                                        $ 88,073
                                                                  ========

(b)   At September 30, 2006, the following securities were out on loan

      Shares     Security                                     Market Value
         990     Cubist Pharmaceuticals, Inc.*                     $21,523
       1,426     Palm, Inc.*                                        20,763
       1,414     Teva Pharmaceutical Industries, Ltd.*              48,203
         100     Tim Hortons, Inc.*                                  2,630
                                                                   -------
                                                                   $93,119
                                                                   =======

Purchases and sales of securities (excluding temporary cash investments) for the six months ended September 30, 2006 aggregated $685,305 and $616,033, respectively.

20   The accompanying notes are an integral part of these financial statements.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 9/30/06 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $93,119) (cost $2,081,889)                                 $2,188,018
  Cash                                                             58,246
  Receivables -
    Investment securities sold                                     11,099
    Dividends, interest and foreign taxes withheld                  2,261
  Other                                                            30,179
                                                               ----------
     Total assets                                              $2,289,803
                                                               ----------
LIABILITIES:
  Payables -
    Upon return of securities loaned                           $   95,017
  Due to affiliates                                                15,341
  Accrued expenses                                                 18,792
                                                               ----------
     Total liabilities                                         $  129,150
                                                               ----------
NET ASSETS:
  Paid-in capital                                              $2,000,497
  Accumulated net investment loss                                  (2,162)
  Accumulated net realized gain on investments                     56,189
  Net unrealized gain on investments                              106,129
                                                               ----------
     Total net assets                                          $2,160,653
                                                               ==========
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $1,818,607/165,525 shares)                 $    10.99
                                                               ==========
  Class B (based on $237,026/21,728 shares)                    $    10.91
                                                               ==========
  Class C (based on $105,020/9,624 shares)                     $    10.91
                                                               ==========
MAXIMUM OFFERING PRICE:
  Class A ($10.99 [divided by] 94.25%)                         $    11.66
                                                               ==========

The accompanying notes are an integral part of these financial statements.   21

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $107)        $11,988
  Income from securities loaned, net                           143
                                                           -------
     Total investment income                                            $ 12,131
                                                                        --------
EXPENSES:
  Management fees                                          $ 7,692
  Transfer agent fees and expenses
    Class A                                                  2,345
    Class B                                                    938
    Class C                                                    536
  Distribution fees
    Class A                                                  1,419
    Class B                                                  1,137
    Class C                                                    498
  Custodian fees                                             6,903
  Registration fees                                          1,286
  Professional fees                                         18,977
  Printing expense                                           2,434
  Fees and expenses of nonaffiliated trustees                3,588
  Miscellaneous                                              1,279
                                                           -------
     Total expenses                                                     $ 49,032
     Less management fees waived and
       expenses reimbursed by Pioneer Investment
       Management, Inc.                                                  (34,739)
                                                                        --------
     Net expenses                                                       $ 14,293
                                                                        --------
       Net investment loss                                              $ (2,162)
                                                                        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                      $ 20,441
                                                                        --------
  Change in net unrealized loss on Investments                          $(14,543)
                                                                        --------
  Net gain on investments                                               $  5,898
                                                                        --------
  Net increase in net assets resulting from operations                  $  3,736
                                                                        ========

22   The accompanying notes are an integral part of these financial statements.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/06 and the Year Ended 3/31/06, respectively

                                                           Six Months
                                                              Ended            Year
                                                             9/30/06           Ended
                                                           (unaudited)        3/31/06
FROM OPERATIONS:
Net investment loss                                        $   (2,162)      $   (2,373)
Net realized gain on investments                               20,441          134,416
Change in net unrealized gain (loss) on investments           (14,543)          56,151
                                                           ----------       ----------
    Net increase in net assets resulting
     from operations                                       $    3,736       $  188,194
                                                           ----------       ----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.00 and $0.06 per share, respectively)      $        -       $   (8,670)
Net realized gain:
    Class A ($0.00 and $1.45 per share, respectively)               -         (217,170)
                                                           ----------       ----------
     Total distributions to shareowners                    $        -       $ (225,840)
                                                           ----------       ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $  152,789       $  390,524
Cost of shares repurchased                                    (37,913)          (2,684)
                                                           ----------       ----------
    Net increase in net assets resulting from
     Fund share transactions                               $  114,876       $  387,840
                                                           ----------       ----------
    Net increase in net assets                             $  118,612       $  350,194
NET ASSETS:
Beginning of period                                         2,042,041        1,691,847
                                                           ----------       ----------
End of period                                              $2,160,653       $2,042,041
                                                           ----------       ----------
Accumulated net investment loss                            $   (2,162)      $        -
                                                           ==========       ==========

The accompanying notes are an integral part of these financial statements.   23

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                            '06 Shares     '06 Amounts      '06 Shares   '06 Amounts
                           (unaudited)     (unaudited)
CLASS A
Shares sold                     9,476       $99,992            7,674       $ 83,794
Less shares repurchased     (1,374.00)      (15,187)            (251)        (2,684)
                            ---------       -------            -----       --------
    Net increase                8,102       $84,805            7,423       $ 81,110
                            =========       =======           ======       ========
CLASS B
Shares sold                     4,624       $49,777           19,262       $206,489
Less shares repurchased        (2,158)      (22,726)               -              -
                            ---------       -------           ------       --------
    Net increase                2,466       $27,051           19,262       $206,489
                            =========       =======           ======       ========
CLASS C
Shares sold                       303       $ 3,020            9,321       $100,241
                            ---------       -------           ------       --------
    Net increase                  303       $ 3,020            9,321       $100,241
                            =========       =======           ======       ========

24   The accompanying notes are an integral part of these financial statements.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                                Ended
                                                               9/30/06      Year Ended   Year Ended   Year Ended    8/22/02 (a)
CLASS A                                                      (unaudited)      3/31/06      3/31/05     3/31/04      to 3/31/03
Net asset value, beginning of period                            $10.98         $11.28      $11.93       $ 8.99       $ 10.00
                                                                ------         ------      ------       ------       -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                   $(0.00)        $(0.01)     $ 0.06       $(0.03)      $ (0.01)
 Net realized and unrealized gain (loss) on investments           0.01           1.22        0.56         2.97         (1.00)
                                                                ------         ------      ------       ------       -------
  Net increase (decrease) in net assets from investment
   operations                                                   $ 0.01         $ 1.21      $ 0.62       $ 2.94       $ (1.01)
Distributions to shareowners:
 Net investment income                                               -          (0.06)          -            -             -
 Net realized gain                                                   -          (1.45)      (1.27)           -             -
                                                                ------         ------      ------       ------       -------
Net increase (decrease) in net asset value                      $ 0.01         $(0.30)     $(0.65)      $ 2.94       $ (1.01)
                                                                ------         ------      ------       ------       -------
Net asset value, end of period                                  $10.99         $10.98      $11.28       $11.93       $  8.99
                                                                ======         ======      ======       ======       =======
Total return*                                                     0.09%         11.10%       5.50%       32.70%       (10.10)%
Ratio of net expenses to average net assets                       1.25%**        1.29%       1.30%        1.30%         1.30%**
Ratio of net investment income (loss) to average net assets      (0.07)%**      (0.11)%      0.51%       (0.33)%       (0.27)%**
Portfolio turnover rate                                             61%**         102%        236%          41%            6%
Net assets, end of period (in thousands)                        $1,819         $1,729      $1,692       $1,790       $ 1,349
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                     4.55%**        6.09%       6.00%        5.38%***     13.80%**
 Net investment loss                                             (3.37)%**      (4.91)%     (4.20)%      (4.41)%***   (12.77)%**
Ratios with waiver of management fees and assumption of
 expenses by PIM and reductions for fees paid indirectly:
 Net expenses                                                     1.25%**        1.29%       1.30%        1.30%         1.30%**
 Net investment income (loss)                                    (0.07)%**      (0.11)%      0.51%       (0.33)%       (0.27)%**

(a) Class A shares commenced operations on August 22, 2002 and were first publicly offered on December 15, 2005.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
*** In the absence of the negative registration fees in the statement of operations, which relates to a change in estimate for registration fees in the period ended March 2003, the gross expense ratio to average net assets would have been 5.31%. As a result of the expense limitation arrangement (see footnote 2), there would be no effect on the per share operating performance, total return and the net expense and net investment loss ratios to average net assets.

   The accompanying notes are an integral part of these financial statements.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months
                                                             Ended
                                                            9/30/06        12/15/05 (a)
                                                          (unaudited)       to 3/31/06
CLASS B
Net asset value, beginning of period                        $10.95           $ 10.76
                                                            ------           -------
Increase (decrease) from investment operations:
  Net investment loss                                       $(0.04)          $ (0.02)
  Net realized and unrealized gain on investments                -              0.21
                                                            ------           -------
   Net increase (decrease) in net assets from
     investment operations                                  $(0.04)          $  0.19
                                                            ------           -------
Net asset value, end of period                              $10.91           $ 10.95
                                                            ======           =======
Total return*                                                (0.37)%            1.77%(b)
Ratio of net expenses to average net assets                   2.15%**           2.15%**
Ratio of net investment loss to average net assets           (0.94)%**         (0.71)%**
Portfolio turnover rate                                         61%**            102%
Net assets, end of period (in thousands)                    $  237           $   211
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reductions
  for fees paid indirectly:
  Net expenses                                                5.95%**          11.90%**
  Net investment loss                                        (4.74)%**        (10.46)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reductions
  for fees paid indirectly:
  Net expenses                                                2.15%**           2.15%**
  Net investment loss                                        (0.94)%**         (0.71)%**

(a) Class B shares were first publicly offered on December 15, 2005.
(b) Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
+   Ratios with no reduction for fees paid indirectly.

26   The accompanying notes are an integral part of these financial statements.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months
                                                            Ended
                                                           9/30/06          12/15/05 (a)
                                                         (unaudited)         to 3/31/06
CLASS C
Net asset value, beginning of period                       $10.95             $ 10.76
                                                           ------             -------
Increase (decrease) from investment operations:
  Net investment loss                                      $(0.05)            $ (0.02)
  Net realized and unrealized gain on investments            0.01                0.21
                                                           ------             -------
   Net increase (decrease) in net assets from
     investment operations                                 $(0.04)            $  0.19
                                                           ------             -------
Net asset value, end of period                             $10.91             $ 10.95
                                                           ======             =======
Total return*                                               (0.37)%              1.77%(b)
Ratio of net expenses to average net assets                  2.15%**             2.15%**
Ratio of net investment loss to average net assets          (0.98)%**           (0.80)%**
Portfolio turnover rate                                        61%**              102%
Net assets, end of period (in thousands)                   $  105             $   102
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reductions
  for fees paid indirectly:
  Net expenses                                               6.18%**            11.50%**
  Net investment loss                                       (5.01)%**          (10.15)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reductions
  for fees paid indirectly:
  Net expenses                                               2.15%**             2.15%**
  Net investment loss                                       (0.98)%**           (0.80)%**

(a) Class C shares were first publicly offered on December 15, 2005.
(b) Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   27

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/06 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Fundamental Growth Fund (the Fund), formerly Pioneer Large Cap Growth Fund, is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on March 12, 2002, and commenced operations on August 22, 2002. Prior to August 22, 2002, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). The Fund's shares, including Class A shares, were first publicly offered on December 15, 2005. Prior to December 15, 2005 all Fund shares outstanding were owned by PFD. The Fund's investment objective is to seek long-term capital growth.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. As of September 30, 2006, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividends and interest are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/06 (unaudited)                  (continued)
--------------------------------------------------------------------------------

    distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended March 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                          2006
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary Income                                      $139,710
  Long-term capital gain                                 86,130
                                                       --------
    Total                                              $225,840
                                                       ========
--------------------------------------------------------------------------------

The following shows the components of distributable earnings on a federal income tax basis at March 31, 2006.

--------------------------------------------------------------------------------
                                                          2006
--------------------------------------------------------------------------------
  Undistributed ordinary income                        $  9,949
  Undistributed long-term gain                           43,855
  Unrealized appreciation                               102,616
                                                       --------
    Total                                              $156,420
                                                       ========
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $93 in underwriting commissions on the sale of Class A shares during the six months ended September 30, 2006.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

D.  Security Lending

    The Fund lends securities in the portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expense (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/06 (unaudited)                  (continued)
--------------------------------------------------------------------------------

    allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets.

PIM has agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations became effective December 15, 2005 and are in effect through August 1, 2008 for Class A shares and through August 1, 2007 for Class B and Class C shares. Prior to December 15, 2005, Pioneer had voluntarily agreed not to charge all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class A expenses to 1.30% of the Fund's average daily net assets attributable to Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At September 30, 2006, $6,249 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.  Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $9,048 in transfer agent fees payable to PIMSS at September 30, 2006.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4. Distribution Plan

The Fund adopted a Plan of Distribution with respect to Class A, Class B and Class C shares in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $44 in distribution fees payable to PFD at September 30, 2006.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares subscribed on or after December 15, 2005 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended September 30, 2006, CDSCs in the amount of $25 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended September 30, 2006, the Fund's expenses were not reduced under such arrangements.

6. New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/06 (unaudited)                  (continued)
--------------------------------------------------------------------------------

of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions will "more-likely-than-not" be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                             Officers
John F. Cogan, Jr., Chairman         John F. Cogan, Jr., President
David R. Bock                        Osbert M. Hood, Executive Vice President
Mary K. Bush                         Vincent Nave, Treasurer
Margaret B.W. Graham                 Dorothy E. Bourassa, Secretary
Osbert M. Hood
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                     pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.



N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fundamental Growth Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2006

* Print the name and title of each signing officer under his or her signature.